Net income per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income Per Ordinary Share Tables
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,061,909	2,061,909	2,063,738